Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Expenses by nature [abstract]
Staff costs	£ 641	£ 691
Other administration expenses	356	411
Depreciation, amortisation and impairment	260	181
Total operating expenses before impairment losses, provisions and charges	£ 1,257	£ 1,283